UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F


                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment |_|; Amendment Number: _____
   This Amendment (Check only one.):  |_| is a restatement.
                                      |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:                  Alpine Investment Management, LLC

   Address:               8000 Maryland Avenue, Suite 700
                          St. Louis, MO 63105

   Form 13F File Number:  028-14059

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:                  Nick Tompras

   Title:                 President

   Phone:                 314-932-7600


   Signature, Place, and Date of Signing:

     /s/ Nick Tompras            St. Louis, MO               08/12/2011
     ----------------------      ---------------             ----------
     (Signature)                 (City, State)                (Date)


Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                   FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                 26

Form 13F Information Value Total (thousands):     $120,184

List of Other Included Managers: NONE

                         Form 13F-HR Information Table

                              TITLE OF                      VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                  CLASS           CUSIP      (X$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE    SHARED  NONE
--------------                  -----           -----      --------  -------  ---  ----  ----------  --------  ----    ------  ----
ALLEGHANY CORP DEL            COM              017175 10 0   3480     10446   SH            Sole                10446
BERKSHIRE HATHAWAY
  INC DEL                     COM              084670 10 8    232         2   SH            Sole                    2
BERKSHIRE HATHAWAY
  INC DEL                     CL B NEW         084670 70 2   8043     96639   SH            Sole                96639
CALAMOS ASSET MGMT INC        CL A             12811R 10 4   6855    472115   SH            Sole               472115
COLGATE PALMOLIVE CO          COM              194162 10 3    250      2856   SH            Sole                 2856
D S T SYSTEMS INC             COM              233326 10 7   6613    125240   SH            Sole               125240
DELL INC                      COM              24702R 10 1   7763    465668   SH            Sole               465668
DIAGEO P L C                  SPON ADR NEW     25243Q 20 5   4411     53875   SH            Sole                53875
EATON CORPORATION             COM              278058 10 2    186      3616   SH            Sole                 3616
HARLEY DAVIDSON INC           COM              412822 10 8   4949    120797   SH            Sole               120797
HOME DEPOT INC                COM              437076 10 2   2962     81770   SH            Sole                81770
ILLINOIS TOOL WKS INC         COM              452308 10 9   6660    117896   SH            Sole               117896
J P MORGAN CHASE & CO         COM              46625H 10 0   5970    145827   SH            Sole               145827
J P MORGAN CHASE & CO         *W Exp
                               10/28/2018      46634E 11 4    269     20000   SH            Sole                20000
JOHNSON & JOHNSON             COM              478160 10 4  10092    151727   SH            Sole               151727
LOCKHEED MARTIN CORP          COM              539830 10 9   8901    109927   SH            Sole               109927
MAGNA INTL INC                COM              559222 40 1   4704     92970   SH            Sole                92970
MERCK & CO INC NEW            COM              58933Y 10 5   8073    228769   SH            Sole               228769
NYSE EURONEXT                 COM              629491 10 1   5574    162662   SH            Sole               162662
PFIZER INC                    COM              717081 10 3    203      9997   SH            Sole                 9997
PHARMACEUTICAL HLDRS TR       DEPOSITRY RCPT   71712A 20 6   7699    108550   SH            Sole               108550
SPDR SERIES TRUST             S&P Pharmac      78464A 72 2    354      6945   SH            Sole                 6945
VANGUARD INDEX FDS            COM              922908 76 9    780     11409   SH            Sole                11409
VODAFONE GROUP PLC NEW        SPONS ADR NEW    92857W 20 9   7719    288870   SH            Sole               288870
VODAFONE GROUP PLC NEW        CALL             92857W 20 9     80     18000   SH    Call    Sole                18000
WAL MART STORES INC           COM              931142 10 3   7362    138553   SH            Sole               138553